13. Derivative Liabilities: Schedule of Changes to Derivative Liabilities (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Details
Intangible assets other than goodwill	$ 1,922,246	$ 286,997	$ 409,913	$ 0
Fair value of derivative liability on date of issuance	1,388,790		442,589
Fair value changes of derivative liability –conversion feature		(153,155)	$ (32,676)
Fair value allocated on conversion of Debentures		(256,758)
Fair value of derivative liability - Finders' Warrants		1,237,681
Fair value changes of derivative liability –Finders’ Warrants	92,028	$ (950,684)
Fair value changes of derivative liability - Incentive Warrants	(7,952)
Fair value changes of derivative liability - Settlement Warrants	$ 162,383